Note 7 Negative scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Negative scenario [Member]	Dec. 31, 2022	Dec. 31, 2021
SPAIN | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		4.95%
Unemployment		15.41%
HPI		(0.82%)
SPAIN | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	4.33%	4.88%
Unemployment	13.26%	15.41%
HPI	(4.13%)	1.31%
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	0.58%	4.68%
Unemployment	14.26%	13.25%
HPI	(4.02%)	1.09%
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.15%	2.54%
Unemployment	12.95%	11.65%
HPI	(0.40%)	0.99%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.93%	2.18%
Unemployment	11.53%	10.62%
HPI	0.79%	0.35%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.91%	2.15%
Unemployment	10.14%	9.61%
HPI	0.99%	(0.01%)
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.89%
Unemployment	8.77%
HPI	1.10%
MEXICO | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		5.58%
Unemployment		4.27%
HPI		2.54%
MEXICO | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	2.17%	2.33%
Unemployment	3.37%	4.23%
HPI	1.03%	5.13%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(0.28%)	2.26%
Unemployment	3.38%	4.10%
HPI	3.97%	3.48%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.77%	2.03%
Unemployment	3.35%	3.99%
HPI	2.69%	2.92%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.77%	1.82%
Unemployment	3.30%	3.90%
HPI	4.04%	4.05%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.72%	1.78%
Unemployment	3.27%	3.84%
HPI	3.24%	3.93%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.75%
Unemployment	3.26%
HPI	4.37%
TURKEY | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		7.29%
Unemployment		12.94%
TURKEY | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	3.35%	(1.87%)
Unemployment	11.04%	14.26%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(0.79%)	4.09%
Unemployment	11.76%	13.99%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(2.49%)	3.40%
Unemployment	12.82%	13.41%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.70%	3.47%
Unemployment	12.53%	13.31%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.70%	3.46%
Unemployment	12.19%	13.40%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.66%
Unemployment	12.16%
PERU | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		10.84%
Unemployment		11.43%
PERU | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	1.39%	(0.28%)
Unemployment	7.77%	7.90%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(0.05%)	2.31%
Unemployment	7.69%	7.30%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.67%	2.76%
Unemployment	7.27%	6.98%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.19%	2.34%
Unemployment	7.02%	6.91%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.21%	2.28%
Unemployment	6.91%	6.85%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.21%
Unemployment	6.88%
ARGENTINA | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		5.14%
Unemployment		15.86%
ARGENTINA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	2.66%	(2.34%)
Unemployment	12.71%	13.33%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(5.10%)	0.85%
Unemployment	11.38%	11.29%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(3.29%)	1.86%
Unemployment	9.49%	9.19%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.59%	1.88%
Unemployment	7.97%	7.83%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.57%	1.83%
Unemployment	7.83%	7.85%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.33%
Unemployment	7.78%
COLOMBIA | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		8.43%
Unemployment		15.52%
COLOMBIA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	7.30%	2.72%
Unemployment	11.57%	14.12%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(0.59%)	2.83%
Unemployment	12.71%	13.79%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.50%	3.29%
Unemployment	13.34%	12.87%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.44%	3.43%
Unemployment	13.21%	12.13%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.10%	3.51%
Unemployment	12.70%	11.71%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.28%
Unemployment	10.86%